Non-Current Assets and Disposal Groups Held for Sale (Tables)	12 Months Ended
Dec. 31, 2021
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [text block table]
in € m.	Dec 31, 2021	Dec 31, 2020
Cash and bank balances	6	0
Financial assets at fair value through profit or loss	0	6,086
Property and equipment	9	11
Goodwill and other intangible assets	88	0
Other assets	296	0
Total assets classified as held for sale	398	6,097

Financial liabilities at fair value through profit or loss	0	2,000
Other liabilities	252	7,850
Total liabilities classified as held for sale	252	9,850